Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Deposits	$ 680	$ 672
Prepayments	3,591	484
Loans and interest receivable, net (Note 2(j))	7	28
VAT recoverable	796	853
Others	554	424
Total other current assets	5,628	2,461
Non-current
Rental deposits	324	145
Total other non-current assets	$ 324	145
Discontinued operations
Current
Deposits		621
Prepayments		525
Loans and interest receivable, net (Note 2(j))		1,644
Bank interest receivables		21
VAT recoverable		620
Others		863
Total other current assets		4,294
Non-current
Rental deposits		305
Total other non-current assets		305
Continuing and discontinued operations
Current
Deposits		1,293
Prepayments		1,009
Loans and interest receivable, net (Note 2(j))		1,672
Bank interest receivables		21
VAT recoverable		1,473
Others		1,287
Total other current assets		6,755
Non-current
Rental deposits		450
Total other non-current assets		$ 450